TREASURY SHARES (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2023
Treasury Stock, Common [Member]
TREASURY SHARES
Shares retired (in shares)	1
Treasury shares		1			1
American depositary shares
TREASURY SHARES
Shares repurchased (in shares)		1,446,485	1,446,485
Shares retired (in shares)	1	1,446,484	1,446,484
Treasury shares	0			0
Ordinary shares
TREASURY SHARES
Shares repurchased (in shares)		1,808,106	1,808,106
Shares retired (in shares)	1	1,808,105	1,808,105